FAIR VALUE MEASUREMENTS	3 Months Ended
Jan. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

FAIR VALUE MEASUREMENTS

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements.  In accordance with ASC 820, we have categorized our financial assets, based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy as set forth below.  If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded in the accompanying condensed consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market which we have the ability to access at the measurement date.

Level 2 - Financial assets and liabilities whose values are based on quoted market prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets.

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset and liabilities. We do not currently have any Level 3 financial assets.

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$6,510,659	$ -	$ -	$6,510,659
Certificates of deposit - Short term investments	-	2,650,000	-	2,650,000
Total financial assets	$6,510,659	$ 2,650,000	$ -	$9,160,659

The following table presents the hierarchy for our financial assets measured at fair value on a recurring basis as of October 31, 2014:

	Level 1	Level 2	Level 3	Total
Money market funds – Cash and cash equivalents	$ 155,964	$ -	$ -	$ 155,964
Certificates of deposit - Short term investments	-	2,500,000	-	2,500,000
Total financial assets	$2,655,964	$2,500,000	$ -	$2,655,964

The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of January 31, 2015:

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	$-	$-	$3,345,467	$3,345,467
	$-	$-	$3,345,467	$3,345,467

The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Patent acquisition obligation	$-	$-	$3,236,281	$3,236,281
	$-	$-	$3,236,281	$3,236,281

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities that are measured at fair value on a recurring basis:

Patent acquisition obligation
Balance October 31, 2013	$ -
Initial fair value, discounted to present value	2,850,511
Amortized interest on patent obligation	385,770
Balance October 31, 2014	3,236,281
Amortized interest on patent obligation	109,186
Balance January 31, 2015	$ 3,345,467

Our non-financial assets that are measured at fair value on a non-recurring basis include our patents and property and equipment which are measured using fair value techniques whenever events or changes in circumstances indicate a condition of impairment exists.  The estimated fair value of accounts receivable, accounts payable and accrued liabilities approximates their individual carrying amounts due to the short term nature of these measurements.  These assets and liabilities were not presented in the preceding table.